Capital Stock (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Common stock shares, authorized	300,000,000	5,000,000	300,000,000	1,000,000
Common stock shares, par value	$ 0.0001	$ 0.01	$ 0.0001	$ 0.0001
Common stock shares, issued	50,874,089		16,320,839	429,235
Common stock, shares outstanding	50,874,089		16,320,839	429,235
Common stock, par value $0.0001 per share, 1,000,000 shares authorized, 942,235 and 429,235 shares issued and outstanding as of December 31, 2024 and 2023, respectively	$ 5,087		$ 1,632	$ 43
Surfside Acquisition Inc.
Class of Stock [Line Items]
Preferred stock shares, authorized		10,000,000	10,000,000	10,000,000
Preferred stock shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares issued		0	0	0
Preferred stock shares outstanding		0	0	0
Common stock shares, authorized		50,000,000	50,000,000	50,000,000
Common stock shares, par value		$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares, issued		5,000,000	5,000,000	5,000,000
Common stock, shares outstanding		5,000,000	5,000,000	5,000,000
Common stock, par value $0.0001 per share, 1,000,000 shares authorized, 942,235 and 429,235 shares issued and outstanding as of December 31, 2024 and 2023, respectively		$ 500	$ 500	$ 500